SCHEDULE OF COMPENSATION BASED STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Compensation Related Costs [Abstract]
Options outstanding, beginning balance	16,592,620		3,941,301
Weighted average exercise price outstanding, beginning balance	$ 0.30		$ 0.78
Options outstanding, expired or cancelled	(2,359)		(1,442)
Weighted Average exercise price outstanding, expired or cancelled	$ 11.88		$ 19.80
Options outstanding, granted	9,100,000	[1]	12,652,761
Weighted average exercise price outstanding, granted	$ 0.10	[1]	$ 0.15
Options outstanding, ending balance	25,690,261		16,592,620
Options exercisable, ending balance	25,690,261
Weighted average exercise price outstanding, ending balance	$ 0.23		$ 0.30
Weighted average exercise price exercisable, ending balance	$ 0.23
Vested options shares	7,280,000

[1]	Includes 7,280,000 options that have been considered as vested, pending approval by the Board of Directors of the Company.